Organization and Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization and Summary of Significant Accounting Policies
Options to purchase common stock	150,633,000	83,133,001	150,633,001	83,133,001
Warrants to purchase common stock	476,049,076	68,981,234	362,729,077	68,981,234
Convertible notes	101,745,573	21	29,450,564	21
Convertible Series B Preferred stock	1,255,638	1,284,394	1,255,638	1,255,638
Total	729,683,287	153,398,650	544,068,280	153,369,894